Revenue and segment information - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 10,858	£ 9,545	£ 9,892
Group operating profit	1,825	1,638	1,598
Reconciling items between Group operating profit and Group Adjusted operating profit	647	534	476
Adjusted operating profit	2,472	2,172	2,074
Net finance costs	(207)	(2)	(7)
Profit before tax	1,618	1,636	1,591
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	172	16	97
Restructuring costs	41	195	411
Transaction related costs	8	0	91
Separation and admission costs	411	278	66
Gains (losses) on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation	15	45	(189)
North America
Disclosure of operating segments [line items]
Revenue	4,116	3,525	3,779
Adjusted operating profit	1,070	828	897
EMEA and LatAm
Disclosure of operating segments [line items]
Revenue	4,270	3,877	4,059
Adjusted operating profit	977	960	857
APAC
Disclosure of operating segments [line items]
Revenue	2,472	2,143	2,054
Adjusted operating profit	(506)	(461)	(377)
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (81)	£ (77)	£ (57)